Fair Value Measurements (Details) - Schedule of Financial Assets And Liabilities That are measured at fair value on a recurring basis - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments held in Trust Account:
Money Market investments	$ 253,668,826	$ 250,036,950
Liabilities
Warrant liability – Public Warrants	1,000,000	7,375,000
Warrant liability – Private Placement Warrants	616,000	4,543,000
Derivative liability – forward purchase agreement	$ 484,000	$ 16,000